Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31 (in millions of dollars):

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$12,129	$1,215	$—	$13,344
Restricted cash	333	—	—	333
Derivatives:
Currency forwards and swaps	—	119	—	119
Commodity swaps and options	—	8	6	14

Total	$12,462	$1,342	$6	$13,810

Liabilities:
Derivatives:
Currency forwards and swaps	$—	$15	$—	$15
Commodity swaps and options	—	11	3	14

Total	$—	$26	$3	$29

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$10,685	$929	$—	$11,614
Restricted cash	371	—	—	371
Derivatives:
Currency forwards and swaps	—	6	—	6
Commodity swaps	—	18	12	30

Total	$11,056	$953	$12	$12,021

Liabilities:
Derivatives:
Currency forwards and swaps	$—	$44	$—	$44
Commodity swaps	—	8	3	11

Total	$—	$52	$3	$55

Changes in Level 3 Items Measured at Fair Value on Recurring Basis

The following summarizes the changes in Level 3 items measured at fair value on a recurring basis (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Derivatives Assets (Liabilities):
Balance at beginning of the period	$9	$(35)	$41
Total realized and unrealized gains (losses):
Included in Net Income (Loss) (1)	8	(30)	39
Included in Other Comprehensive Income (Loss)(2)	(3)	45	(83)
Settlements (3)	(11)	29	(32)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Fair value at end of the period	$3	$9	$(35)

Changes in unrealized losses relating to instruments held at end of period (1)	$—	$—	$—

(1)	The related realized and unrealized gains (losses) are recognized in Cost of Sales in the accompanying Consolidated Statements of Income.
(2)	The related realized and unrealized gains (losses) are recognized in Derivatives, net in the accompanying Consolidated Statements of Comprehensive Income (Loss).
(3)	There were no purchases, issuances or sales during the years ended December 31, 2013, 2012 and 2011.

Summary of Unobservable Inputs Related to Level 3 Items Measured at Fair Value on Recurring Basis

The following summarizes the unobservable inputs related to Level 3 items measured at fair value on a recurring basis as of December 31, 2013:

	Net Asset (in millions of dollars)	Valuation Technique	Unobservable Input	Range	Unit of Measure
Commodity swaps	$3	Discounted	Platinum forward points	$ 0.27 — $10.02	Per troy ounce
		cash flow	Palladium forward points	$ 0.15 — $ 5.31	Per troy ounce
			Natural gas forward points	$(0.15) — $ 0.29	Per giga-joule

Carrying Amount and Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of our financial instruments as of December 31 were as follows (in millions of dollars):

	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$13,344	$13,344	$11,614	$11,614
Restricted cash	333	333	371	371
Financial liabilities (1)	12,301	13,407	12,603	13,643
Derivatives:
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	133	133	36	36
Included in Accrued Expenses and Other Liabilities	29	29	55	55

(1)	The fair value of financial liabilities includes $6.5 billion measured utilizing Level 2 inputs and $6.9 billion measured utilizing Level 3 inputs at December 31, 2013.